STOCK OPTIONS (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
outstanding, beginning	1,000,000
Options Granted		1,000,000
Options Exercised
Options Forfeited
outstanding, ending	1,000,000	1,000,000
Exercisable, ending	143,750	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning	$ 0.26
Granted		$ 0.26
Outstanding, ending	$ 0.26	$ 0.26
Exercisable, ending	$ 0.26	$ 0.26
Weighted Average Remaining Contractual Life
Outstanding, ending	9 years 8 months 26 days	9 years 11 months 26 days
Exercisable, ending	9 years 8 months 26 days	9 years 11 months 26 days
Aggregate Intrinsic Value
Options outstanding, ending
Vested and exercisable